SHAREHOLDERS' EQUITY - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	€ 26,248	€ 27,359
Balance	50,054	26,248
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(2,824)	(3,234)
Net current-period other comprehensive income (loss)	(554)	410
Balance	(3,377)	(2,824)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(241)	(203)
Net current-period other comprehensive income (loss)	29	(38)
Balance	(212)	(241)
Other comprehensive income (loss)
Balance	(3,064)	(3,436)
Net current-period other comprehensive income (loss)	(525)	372
Balance	€ (3,589)	€ (3,064)